Convertible Note	6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2025	Sep. 30, 2025	May 31, 2025	Dec. 31, 2024
Convertible Note [Line Items]
CONVERTIBLE NOTE

15. CONVERTIBLE NOTE

On September 11, 2023, the Group entered into a securities purchase agreement with Jurchen Investment Corporation, the largest shareholder of the Company, pursuant to which the Group sold a secured convertible note in the aggregate principal amount of $3,000,000 (the “Sep 2023 Notes”). The Sep 2023 Notes are convertible into the Company’s Class A Ordinary Shares and have a maturity date that is 24 months from the issuance date, although upon such date the investor has the right to extend the term of the Sep 2023 Note for twelve (12) months or more or such term subject to mutual consent. On September 11, 2025, the Group entered into an extension agreement with Jurchen Investment Corporation to extend the Sep 2023 Notes further for 12 months. The Sep 2023 Notes have an interest rate of 6% per annum and a conversion price of $2.42 per share. The Company has the right to repay the principal amount of the Sep 2023 Notes, but in the case of such prepayment it must be paid in cash, unless otherwise agreed by both parties. The Sep 2023 Note is secured by a first priority lien and security interest on certain preferred shares that the Group owns (“Collateral”) (Note 4). Upon the Group’s disposal of all or a portion of the Collateral, the investor has the right, to request that the Group prepay the then-remaining outstanding balance of the Sep 2023 Note, in part or in full and the Group can make that payment in cash or in shares.

15. CONVERTIBLE NOTE

On December 9, 2022, the Group entered into a securities purchase agreement with Aenco Technologies Limited (“Aenco”). Pursuant to the securities purchase agreement, Aenco is purchasing a convertible note in the original principal amount of $3,000,000 (the “Dec 2022 Note”). The Dec 2022 Note is unsecured, convertible into the Company’s restricted Class A Ordinary Shares at Aencco’s option. The Dec 2022 Notes have a maturity date of 12 months subject to the Aenco’s extension, a bullet interest rate of 7% per annum, and a conversion price of $12.00 per Class A Ordinary share. The Company shall have an obligation to repay the principal amount and interest of the Dec 2022 Note on the maturity date in cash or in unregistered Class A Ordinary Shares or a combination of such at the Company’s discretion. In April 2023, Aenco transferred the whole Dec 2022 Note to two external investors, and the two external investors fully converted the Dec 2022 Note into 250,000 Class A Ordinary Shares.

On June 28, 2023, the Group entered into a securities purchase agreement with 4 investors. Pursuant to the securities purchase agreement, the investors are purchasing a convertible note in the original principal amount of $3,000,000 (the “June 2023 Note”). The whole proceeds from the June 2023 Note was used to settle a related party loan. The June 2023 Note is unsecured, convertible into the Company’s restricted Class A Ordinary Shares at the Note holders’ option. The June 2023 Notes have a maturity date of 12 months subject to the investors extension, a bullet interest rate of 7% per annum, and a conversion price of $3.00 per Class A Ordinary share. The Company shall have an obligation to repay the principal amount and interest of the June 2023 Note on the maturity date in cash or in unregistered Class A Ordinary Shares or a combination of such at the Company’s discretion. Immediately following the issuance of June 2023 Note, the June 2023 Note was fully converted into 1,000,000 Class A Ordinary Shares.

On September 11, 2023, the Group entered into a securities purchase agreement with Jurchen Investment Corporation, the largest shareholder of the Company, pursuant to which the Group sold a secured convertible note in the aggregate principal amount of $3,000,000 (the “Sep 2023 Notes”). The Sep 2023 Notes are convertible into the Company’s Class A Ordinary Shares and have a maturity date that is 24 months from the issuance date, although upon such date the investor has the right to extend the term of the Sep 2023 Note for twelve (12) months or more or such term subject to mutual consent. The Sep 2023 Notes have an interest rate of 6% per annum and a conversion price of $2.42 per share. The Company has the right to repay the principal amount of the Sep 2023 Notes, but in the case of such prepayment it must be paid in cash, unless otherwise agreed by both parties. The Sep 2023 Note is secured by a first priority lien and security interest on certain preferred shares that the Group owns (“Collateral”) (Note 5). Upon the Group’s disposal of all or a portion of the Collateral, the investor has the right, to request that the Group prepay the then-remaining outstanding balance of the Sep 2023 Note, in part or in full and the Group can make that payment in cash or in shares.

Diamir Biosciences Corp [Member]
Convertible Note [Line Items]
CONVERTIBLE NOTE

NOTE 8 — CONVERTIBLE NOTES PAYABLE

Convertible notes payable consist of the following:

	November 30, 2025	May 31, 2025
Executive director	$1,060,565	$872,245
Former Chief Scientific Officer	89,782	85,417
Investor	101,778	—
Total	$1,252,125	$957,662

In the six months ended November 30, 2025, the Company amended its outstanding convertible note (“Founder Note”) to one founder to reflect additional borrowings of $150,000 during the period. Other terms and conditions of the Founder Note were not affected. The notes call for interest at 4% per annum. The Company estimates that the nominal interest rate on the Founder Note was less than rates that may be obtained from third parties and recorded a discount of $12,694 on the additional borrowing at an estimated effective rate of 9.5%, as an addition to paid-in capital. The Company has recorded previous discounts on its founder notes, calculated at an estimated effective rates between 9.5% and 10%, as additions to paid-in capital. Unamortized discounts presented as a deduction from the face amount of the Notes amounted to $77,475 and $96,332 as of November 30, 2025 and May 31, 2025, respectively.

In the six months ended November 30, 2025, the Company issued a convertible note (“Investor Note”) to an investor reflecting borrowings of $100,000 during the period. No payments of principal or interest on the Investor Note are required prior to maturity on December 31, 2026. The notes call for interest at 10% per annum and are convertible at a conversion price of $1.80 per share of Aptorum common stock stock upon completion of the merger with Aptorum, or upon the Company’s next equity financing involving the Company’s sale of its equity securities to third party investors at a conversion price based on the financing. Upon any conversion, all unpaid principal and accrued unpaid interest on the Investor Note will be exchanged for the Company’s securities at the lowest per unit price for securities sold to third parties in the next equity financing.

With respect to all of the Company’s convertible notes, no payments of principal or interest are required prior to maturity on December 31, 2026 and are convertible upon the Company’s next equity financing involving the Company’s sale of its equity securities to third party investors. Upon any conversion related to an equity financing, all unpaid principal and accrued unpaid interest on the Notes will be exchanged for the Company’s securities at the lowest per unit price for securities sold to third parties in the next equity financing.

In addition, the notes are due upon demand at the option of the holder when there is a liquidation event, which shall include:

(i)     The closing of the sale, lease, transfer or other disposition of all or substantially all of the assets of Company or the grant of any exclusive license to any material portion of the Company’s intellectual property;

(ii)    The consummation of the merger or consolidation of the Company with or into another entity (except a merger or consolidation in which the holders of capital stock of the Company immediately prior to such merger or consolidation continue to hold, directly or indirectly, at least fifty percent (50%) of the voting power of the capital stock of the Company or the surviving or acquiring entity);

(iii)   The closing of the transfer (whether by merger, consolidation or otherwise), in one transaction or a series of related transactions, to a person or group of affiliated persons (other than an underwriter of the Company’s securities), of the Company’s securities if, after such closing, such person or group of affiliated persons would hold, directly or indirectly, fifty percent (50%) or more of the outstanding voting stock of the Company (or the surviving or acquiring entity);

(iv)   An initial public offering of securities by Company or one of its subsidiaries; or

(v)    A liquidation, dissolution or winding up of the Company.

Interest expense

Interest expense consists of the following in the six months ended November 30:

	2025	2024
Interest on notes	$25,607	$19,490
Amortization of discount	31,550	19,349
Total	$57,157	$38,839

DiamiR Biosciences Corp. [Member]
Convertible Note [Line Items]
CONVERTIBLE NOTE

NOTE 8 — CONVERTIBLE NOTES PAYABLE

Founders

Convertible notes payable consist of the following:

	May 31, 2025	May 31, 2024
Executive director	$872,245	$536,861
Former Chief Scientific Officer	85,417	77,321
Total	$957,662	$614,182

In the year ended May 31, 2024, the Company amended its outstanding convertible note (“Note”) to its executive director to reflect additional borrowings of $200,000 during the year and interest accrued to the date of the amended note. In the year ended May 31, 2025, the Company amended its outstanding convertible note (“Note”) to its executive director to reflect additional borrowings of $300,000 during the year and interest accrued to the date of the amended note. The Company estimates that the nominal interest rate on the Note is less than rates that may be obtained from third parties. The Company recorded discounts of $35,063 on the additional borrowing at an estimated effective rate of 10%, as an addition to paid-in capital. Other terms and conditions of the Note were not affected. The notes are payable in full on December 31, 2026.

No payments of principal or interest on the notes are required prior to maturity. The notes call for interest at 4% per annum, compounded monthly and are convertible, at the option of the holder, upon the Company’s next equity financing involving the Company’s sale of its equity securities to third party investors. Upon any conversion, all unpaid principal and accrued unpaid interest on the Notes will be exchanged for the Company’s securities at the lowest per unit price for securities sold to third parties in the next equity financing.

In addition, the Notes are due upon demand at the option of the holder when there is a liquidation event, which shall include:

(i)     The closing of the sale, lease, transfer or other disposition of all or substantially all of the assets of Company or the grant of any exclusive license to any material portion of the Company’s intellectual property;

(ii)    The consummation of the merger or consolidation of the Company with or into another entity (except a merger or consolidation in which the holders of capital stock of the Company immediately prior to such merger or consolidation continue to hold, directly or indirectly, at least fifty percent (50%) of the voting power of the capital stock of the Company or the surviving or acquiring entity);

(iii)   The closing of the transfer (whether by merger, consolidation or otherwise), in one transaction or a series of related transactions, to a person or group of affiliated persons (other than an underwriter of the Company’s securities), of the Company’s securities if, after such closing, such person or group of affiliated persons would hold, directly or indirectly, fifty percent (50%) or more of the outstanding voting stock of the Company (or the surviving or acquiring entity);

(iv)   An initial public offering of securities by Company or one of its subsidiaries; or

(v)    A liquidation, dissolution or winding up of the Company.

The Company estimates that the nominal interest rate on the Notes is less than rates that may be obtained from third parties. The Company has recorded discounts on the Notes, calculated at an estimated effective rate of 10%, as an addition to paid-in capital. Unamortized discounts presented as a deduction from the face amount of the Notes amounted to $96,332 and $105,178 as of May 31, 2025 and 2024, respectively.

See Note 16 “Subsequent Events” regarding the Company’s definitive merger agreement.

Interest expense

Interest expense consists of the following in the years ended May 31:

	2025	2024
Interest on notes	$38,508	$23,232
Amortization of discount	43,538	25,367
Total	$82,046	$48,599